RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN (Details) - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	$ 5,420,641	$ (4,310,963)
Operating limited partnership rents received in advance	10,037	(6,007)
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	1,957,719	(3,180,283)
Other	10,047,309	14,775,748
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(13,543,112)	(16,299,042)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(5,944,658)	(6,231,944)
Impairment loss not recognized for tax purposes	2,593,629	7,116,275
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(17,332,242)	(10,529,310)
Income (loss) for tax return purposes	(16,790,677)	(18,665,526)
Series Twenty [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	88,834	606,391
Operating limited partnership rents received in advance	0	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	16,576	(539,749)
Other	1,794,570	992,434
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(71,803)	(366,227)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(42,143)	(74,539)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(510,585)	(288,923)
Income (loss) for tax return purposes	1,275,449	329,387
Series Twenty One [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	(46,655)	3,069
Operating limited partnership rents received in advance	68	(17)
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	57,300	(20,070)
Other	34,967	316,382
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(28,188)	(98,321)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(177,003)	(177,554)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(1,125)	(83,572)
Income (loss) for tax return purposes	(160,636)	(60,083)
Series Twenty Two [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	100,765	(98,478)
Operating limited partnership rents received in advance	0	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(82,281)	(26,305)
Other	818,041	972,788
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(209,033)	(264,711)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(57,628)	(69,076)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(171,862)	(136,555)
Income (loss) for tax return purposes	398,002	377,663
Series Twenty Three [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	430,054	(125,463)
Operating limited partnership rents received in advance	0	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(343,237)	71,819
Other	1,538,015	197,451
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(91,241)	(361,723)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(179,565)	(227,036)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(485,931)	(14,194)
Income (loss) for tax return purposes	868,095	(459,146)
Series Twenty Four [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	191,861	1,625,695
Operating limited partnership rents received in advance	(782)	2,879
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	0	(2,468,363)
Other	387,925	1,989,051
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(175,016)	(241,279)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(35,225)	(30,246)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(283,609)	(1,636,274)
Income (loss) for tax return purposes	85,154	(758,537)
Series Twenty Five [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	1,261,858	(59,679)
Operating limited partnership rents received in advance	0	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	0	0
Other	87,932	593,391
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(51,562)	(43,041)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(75,791)	(138,555)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(1,310,427)	(386,563)
Income (loss) for tax return purposes	(87,990)	(34,447)
Series Twenty Six [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	557,776	2,736,763
Operating limited partnership rents received in advance	0	(449)
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	0	(499,347)
Other	(125,676)	3,879,632
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(600,059)	(842,204)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(225,709)	(214,874)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(660,287)	(4,213,369)
Income (loss) for tax return purposes	(1,053,955)	846,152
Series Twenty Seven [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	49,734	2,385,674
Operating limited partnership rents received in advance	9,626	136
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(44,238)	(1,559,279)
Other	753,365	1,619,880
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(259,374)	(277,730)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(114,847)	(181,302)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(1,610,120)	(1,123,176)
Income (loss) for tax return purposes	(1,215,854)	864,203
Series Twenty Eight [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	6,008,855	992,304
Operating limited partnership rents received in advance	0	(50)
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(706,182)	(870,954)
Other	(2,404,086)	863,713
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(540,340)	(953,311)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(81,811)	(222,830)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(6,733,186)	(292,930)
Income (loss) for tax return purposes	(4,456,750)	(484,058)
Series Twenty Nine [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	44,840	68,179
Operating limited partnership rents received in advance	0	(3,627)
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	230,779	75,854
Other	3,736,436	(2,703,508)
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(594,731)	(1,065,191)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(244,689)	(294,360)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(361,790)	(308,456)
Income (loss) for tax return purposes	2,810,845	(4,231,109)
Series Thirty [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	(935)	(170,958)
Operating limited partnership rents received in advance	0	7,664
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	143,019	155,148
Other	32,998	80,092
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(378,697)	(621,294)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(194,560)	(176,205)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(131,309)	(22,236)
Income (loss) for tax return purposes	(529,484)	(747,789)
Series Thirty One [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	2,566,425	337,127
Operating limited partnership rents received in advance	3,903	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(310,268)	279,204
Other	(998,553)	(565,343)
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(621,755)	(1,155,732)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(377,130)	(444,727)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(2,867,783)	(597,142)
Income (loss) for tax return purposes	(2,605,161)	(2,146,613)
Series Thirty Two [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	(149,466)	(196,777)
Operating limited partnership rents received in advance	9,964	(2,419)
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	194,588	270,411
Other	(201,893)	899,882
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(1,317,109)	(1,433,129)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(208,093)	(208,100)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(117,871)	(64,279)
Income (loss) for tax return purposes	(1,789,880)	(734,411)
Series Thirty Three [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	(32,528)	(130,088)
Operating limited partnership rents received in advance	0	(466)
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	118,662	123,408
Other	(160,568)	78,067
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(326,229)	(566,103)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(126,770)	(140,906)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(123,520)	(28,128)
Income (loss) for tax return purposes	(650,953)	(664,216)
Series Thirty Four [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	359,261	(37,107)
Operating limited partnership rents received in advance	0	(3,831)
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	176,928	256,596
Other	(1,485,680)	121,042
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(402,243)	(1,227,938)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(164,441)	(177,657)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(621,860)	(216,769)
Income (loss) for tax return purposes	(2,138,035)	(1,285,664)
Series Thirty Five [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	(196,280)	(25,674)
Operating limited partnership rents received in advance	1,011	15,521
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	148,216	202,082
Other	143,386	135,633
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(579,167)	(688,552)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(311,392)	(254,172)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(13,707)	(256,794)
Income (loss) for tax return purposes	(807,933)	(871,956)
Series Thirty Six [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	(100,022)	(121,517)
Operating limited partnership rents received in advance	(18,119)	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	82,426	(867,520)
Other	143,779	4,218,381
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(567,327)	(489,323)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(131,187)	(158,926)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(117,050)	(104,445)
Income (loss) for tax return purposes	(707,500)	2,476,650
Series Thirty Seven [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	(157,664)	(187,483)
Operating limited partnership rents received in advance	5,911	(18,883)
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	196,940	204,864
Other	564,376	1,190,800
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(1,274,223)	(1,423,309)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(173,483)	(189,389)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(119,302)	(97,290)
Income (loss) for tax return purposes	(957,445)	(520,690)
Series Thirty Eight [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	(120,423)	(103,034)
Operating limited partnership rents received in advance	0	(6,905)
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	164,400	164,400
Other	299,285	358,421
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(403,406)	(447,771)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(394,067)	(396,454)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(82,415)	(89,091)
Income (loss) for tax return purposes	(536,626)	(520,434)
Series Thirty Nine [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	(112,061)	(135,596)
Operating limited partnership rents received in advance	0	(6,903)
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	134,085	136,800
Other	292,863	337,442
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(503,080)	(594,093)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(309,689)	(286,803)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(86,424)	(103,140)
Income (loss) for tax return purposes	(584,306)	(652,293)
Series Forty [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	(209,771)	(207,935)
Operating limited partnership rents received in advance	1,970	2,625
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	200,016	200,016
Other	346,713	(20,535)
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(795,406)	(726,480)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(203,812)	(202,424)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(111,529)	(116,716)
Income (loss) for tax return purposes	(771,819)	(1,071,449)
Series Forty One [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	(246,035)	(165,403)
Operating limited partnership rents received in advance	0	(702)
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	237,564	185,732
Other	564,224	175,191
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(556,039)	(621,885)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(302,876)	(294,646)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(97,417)	(230,907)
Income (loss) for tax return purposes	(400,579)	(952,620)
Series Forty Two [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	(56,734)	(578,220)
Operating limited partnership rents received in advance	94	(1,127)
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	248,290	198,700
Other	813,094	508,920
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(896,588)	(792,226)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(285,271)	(288,776)
Impairment loss not recognized for tax purposes	0	212,553
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(252,110)	(54,300)
Income (loss) for tax return purposes	(429,225)	(794,476)
Series Forty Three [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	(634,723)	(1,582,420)
Operating limited partnership rents received in advance	194	(908)
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	306,780	306,780
Other	1,366,368	65,862
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(666,281)	(547,642)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(338,918)	(317,839)
Impairment loss not recognized for tax purposes	268,187	972,475
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(90,385)	(99,277)
Income (loss) for tax return purposes	211,222	(1,202,969)
Series Forty Four [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	(359,371)	(2,529,532)
Operating limited partnership rents received in advance	1,663	2,360
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	254,628	277,353
Other	112,456	(1,448,171)
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(645,418)	(372,037)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(487,779)	(341,059)
Impairment loss not recognized for tax purposes	0	1,696,224
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(26,918)	183,685
Income (loss) for tax return purposes	(1,150,739)	(2,531,177)
Series Forty Five [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	(1,442,530)	(3,485,593)
Operating limited partnership rents received in advance	0	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	283,200	312,609
Other	1,456,407	(251,745)
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(673,720)	(57,205)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(247,030)	(243,079)
Impairment loss not recognized for tax purposes	918,818	2,293,749
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(277,021)	(29,551)
Income (loss) for tax return purposes	18,124	(1,460,815)
Series Forty Six [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	(2,374,424)	(3,125,208)
Operating limited partnership rents received in advance	(5,466)	9,095
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	249,528	249,528
Other	136,565	170,595
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(315,077)	(20,585)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(453,749)	(480,410)
Impairment loss not recognized for tax purposes	1,406,624	1,941,274
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(66,699)	(118,918)
Income (loss) for tax return purposes	$ (1,422,698)	$ (1,374,629)